Submission	May 18, 2026
Submission [Line Items]
Central Index Key	0002108979
Registrant Name	Zydus Lifesciences Ltd.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES